Consolidated and Combined Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (352.4)	$ (24.1)	$ 11.6	$ 45.6	$ 33.5	$ (27.9)	[1]	$ 34.0	$ 19.2	$ (319.3)	$ 58.8	$ 134.6
Other comprehensive income (loss), net of tax
Currency translation adjustments										(27.6)	1.5	(2.9)
Unrecognized gain (loss) on derivatives, net of $(0.2), $- and $- tax										0.5	(7.3)	0
Unrecognized gain (loss) on benefit plans, net of $7.3, $(23.9) and $4.6 tax										(15.7)	34.2	(10.7)
Total other comprehensive income (loss), net of tax										(42.8)	28.4	(13.6)
Comprehensive income (loss)										$ (362.1)	$ 87.2	$ 121.0

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.